Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Finished products	[1]	$ 246	$ 795

[1]	Includes amounts of $64 and $349 as of December 31, 2023 and 2022, respectively, with respect to inventory delivered to customers for which control has not been transferred.